CASH AND CASH EQUIVALENTS - Breakdown of cash and cash equivalents by related parties and third parties (Details)
€ in Millions, ¥ in Millions, RM in Millions, MOP$ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, Rp in Billions
	Dec. 31, 2019 JPY (¥)	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 SGD ($)	Dec. 31, 2019 MOP (MOP$)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 AUD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2019 MYR (RM)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 SGD ($)	Dec. 31, 2018 MOP (MOP$)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 AUD ($)	Dec. 31, 2018 HKD ($)	Dec. 31, 2018 MYR (RM)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)
CASH AND CASH EQUIVALENTS
Cash in banks										Rp 4,461										Rp 4,290
Time deposits										13,744										13,113
Provision for impairment of cash and cash equivalents										(1)										(4)
Total cash and cash equivalents									$ 1,314	18,241									$ 1,256	17,435	Rp 25,145	Rp 29,767
Rupiah
CASH AND CASH EQUIVALENTS
Cash on hand										37										36
Third parties
CASH AND CASH EQUIVALENTS
Cash in banks										1,355										952
Time deposits										2,009										1,907
PT Bank HSBC Indonesia ("HSBC") | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks										3										1
HSBC Hongkong and Shanghai | USD
CASH AND CASH EQUIVALENTS
Cash in banks									14	188									12	181
HSBC Hongkong and Shanghai | HKD
CASH AND CASH EQUIVALENTS
Cash in banks							$ 6			10							$ 5			9
SCB | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks										0										0
SCB | USD
CASH AND CASH EQUIVALENTS
Cash in banks									11	150									10	148
SCB | Singapore dollar
CASH AND CASH EQUIVALENTS
Cash in banks			$ 1							7			$ 1							14
Bank Permata | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks										335										218
Bank Permata | USD
CASH AND CASH EQUIVALENTS
Cash in banks									4	62									2	30
Bank Muamalat | Rupiah
CASH AND CASH EQUIVALENTS
Time deposits										20										40
Others | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks										358										165
Time deposits										46										52
Others | USD
CASH AND CASH EQUIVALENTS
Cash in banks									8	113									8	115
Time deposits									8	112
Others | Euro
CASH AND CASH EQUIVALENTS
Cash in banks					€ 1					17					€ 1					20
Others | HKD
CASH AND CASH EQUIVALENTS
Cash in banks							0			0							0			0
Others | Australian dollar
CASH AND CASH EQUIVALENTS
Cash in banks						$ 1				7						$ 0				2
Others | Singapore dollar
CASH AND CASH EQUIVALENTS
Cash in banks			0							3			2							14
Others | Taiwanese new dollar
CASH AND CASH EQUIVALENTS
Cash in banks		$ 27								13		$ 17								8
Others | Malaysian ringgits
CASH AND CASH EQUIVALENTS
Cash in banks								RM 4		12								RM 6		21
Time deposits								RM 9		30								RM 11		39
Others | Macau patacas
CASH AND CASH EQUIVALENTS
Cash in banks				MOP$ 0						1				MOP$ 0						0
Bank CIMB Niaga | Rupiah
CASH AND CASH EQUIVALENTS
Time deposits										992										190
Bank CIMB Niaga | USD
CASH AND CASH EQUIVALENTS
Time deposits									29	398
Bank Mega | Rupiah
CASH AND CASH EQUIVALENTS
Time deposits										400										365
United Overseas Bank Limited ("UOB Singapore") | USD
CASH AND CASH EQUIVALENTS
Time deposits																			30	429
BTPN | Rupiah
CASH AND CASH EQUIVALENTS
Time deposits										1										181
BTPN | USD
CASH AND CASH EQUIVALENTS
Time deposits																			25	363
Bank Bukopin | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks										76										6
Time deposits										10										248
Bank Bukopin | USD
CASH AND CASH EQUIVALENTS
Cash in banks									0	0									0	0
Related parties
CASH AND CASH EQUIVALENTS
Cash in banks										3,106										3,338
Time deposits										11,735										11,206
Bank Mandiri | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks										1,407										1,199
Time deposits										1,129										611
Bank Mandiri | USD
CASH AND CASH EQUIVALENTS
Cash in banks									9	122									10	139
Time deposits									16	215									16	230
Bank Mandiri | Yen
CASH AND CASH EQUIVALENTS
Cash in banks	¥ 1									0	¥ 8									1
Bank Mandiri | Euro
CASH AND CASH EQUIVALENTS
Cash in banks					1					23					1					20
Bank Mandiri | HKD
CASH AND CASH EQUIVALENTS
Cash in banks							$ 0			1							$ 1			1
Bank Mandiri | Australian dollar
CASH AND CASH EQUIVALENTS
Cash in banks						$ 0				0						$ 0				0
BNI | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks										1,033										791
Time deposits										2,693										2,640
BNI | USD
CASH AND CASH EQUIVALENTS
Cash in banks									6	86									2	28
Time deposits									32	450									58	837
BNI | Euro
CASH AND CASH EQUIVALENTS
Cash in banks					€ 0					0					€ 0					0
BNI | Singapore dollar
CASH AND CASH EQUIVALENTS
Cash in banks			$ 0							0			$ 0							0
BRI | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks										198										728
Time deposits										2,561										1,911
BRI | USD
CASH AND CASH EQUIVALENTS
Cash in banks									3	44									2	31
Time deposits									36	500									47	676
BTN | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks										51										342
Time deposits										2,733										2,559
BTN | USD
CASH AND CASH EQUIVALENTS
Time deposits									4	49									31	446
BPD | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks										121										43
BJB | Rupiah
CASH AND CASH EQUIVALENTS
Time deposits										1,394										1,295
Other related entities | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks										20										15
Time deposits										11										1
Other related entities | USD
CASH AND CASH EQUIVALENTS
Cash in banks									$ 0	Rp 0									$ 0	Rp 0